united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22624

Arrow ETF Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 4/30/18

Item 1. Schedule of Investments.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 38.2%
	CONSUMER FINANCE - 0.6%
457,000	Navient Corp.	5.875	10/25/2024	$450,145

	DESIGN, MANUFACTURING & DISTRIBUTION - 0.6%
465,000	Ingram Micro,Inc.	4.950	12/15/2024	452,437

	ENTERTAINMENT CONTENT- 0.7%
457,000	Viacom, Inc. - ADR *	6.250	2/28/2057	464,179

	EXPLORATION & PRODUCTION - 2.6%
463,000	Murphy Oil Corp.	5.750	8/15/2025	463,000
473,000	QEP Resources, Inc.	5.250	5/1/2023	463,540
499,000	Range Resources Corp.	4.875	5/15/2025	464,382
474,000	Southwestern Energy Co.	6.700	1/23/2025	466,890
				1,857,812
	FINANCIAL SERVICES - 0.6%
450,000	Icahn Enterprises LP	5.875	2/1/2022	456,750

	HEALTH CARE FACILITIES & SERVICES - 1.3%
465,000	DaVita, Inc.	5.000	5/1/2025	441,843
455,000	LifePoint Health, Inc.	5.875	12/1/2023	451,019
				892,862
	HOME & OFFICE PRODUCTS MANUFACTURING - 0.6%
478,000	Tempur Sealy International, Inc.	5.500	6/15/2026	454,100

	INDUSTRIAL OTHER - 0.6%
475,000	AECOM	5.125	3/15/2027	457,639

	INTEGRATED OILS - 0.7%
435,000	Petrobras Global Finance BV	6.250	3/17/2024	458,707

	OIL & GAS SERVICES & EQUIPMENT - 0.7%
453,000	Diamond Offshore Drilling, Inc.	7.875	8/15/2025	466,590

	PHARMACEUTICALS - 1.3%
540,000	Teva Pharmaceutical Finance Netherlands III BV	2.800	7/21/2023	453,548
580,000	Teva Pharmaceutical Finance Netherlands III BV	3.150	10/1/2026	463,120
				916,668
	PIPELINE - 2.6%
468,000	Crestwood Midstream Partners LP	5.750	4/1/2025	466,245
452,000	Genesis Energy Finance Corp.	6.750	8/1/2022	461,040
468,000	NuStar Logistics LP	5.625	4/28/2027	445,040
488,000	Summit Midstream Holdings LLC	5.750	4/15/2025	467,982
				1,840,307
	POWER GENERATION - 0.6%
416,000	NRG Energy, Inc.	7.250	5/15/2026	445,698

	REAL ESTATE - 0.6%
538,000	CBL & Associates LP	5.950	12/15/2026	432,125

	REFINING & MARKETING - 0.6%
427,000	PBF Holding Co. LLC	7.000	11/15/2023	443,012
Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	RETAIL - CONSUMER DISCRETIONARY - 1.3%
464,000	Penske Automotive Group, Inc.	5.500	5/15/2026	$451,240
450,000	Sally Capital, Inc.	5.625	12/1/2025	442,125
				893,365
	SOVEREIGN - 19.0%
290,000	Brazilian Government International Bond	4.875	1/22/2021	300,005
543,000	Brazilian Government International Bond	4.250	1/7/2025	534,991
430,000	Brazilian Government International Bond	6.000	4/7/2026	466,120
515,000	Brazilian Government International Bond	5.625	1/7/2041	490,800
425,000	Chile Government International Bond	3.860	6/21/2047	400,563
365,000	Colombia Government International Bond	8.125	5/21/2024	444,114
399,000	Colombia Government International Bond	6.125	1/18/2041	451,867
400,000	Hungary Government International Bond	5.375	3/25/2024	430,792
332,000	Hungary Government International Bond	7.625	3/29/2041	468,723
300,000	Indonesia Government International Bond	2.950	1/11/2023	289,048
500,000	Indonesia Government International Bond	3.500	1/11/2028	469,727
700,000	Indonesia Government International Bond	4.350	1/11/2048	651,669
350,000	Israel Government International Bond	3.250	1/17/2028	336,757
515,000	Israel Government International Bond	4.500	1/30/2043	517,825
377,000	Mexico Government International Bond	4.000	10/2/2023	381,477
575,000	Mexico Government International Bond	4.600	2/10/2048	526,987
467,000	Mexico Government International Bond	4.750	3/8/2044	440,147
349,000	Panama Government International Bond	7.125	1/29/2026	418,364
350,000	Panama Government International Bond	8.875	9/30/2027	478,625
394,000	Peruvian Government International Bond	4.125	8/25/2027	405,820
410,000	Peruvian Government International Bond	5.625	11/18/2050	481,340
439,000	Republic of South Africa Government International Bond	4.665	1/17/2024	437,678
250,000	Republic of South Africa Government International Bond	4.875	4/14/2026	246,052
537,000	Republic of South Africa Government International Bond	6.250	3/8/2041	561,596
630,000	Republic of South Africa Government International Bond	5.000	10/12/2046	557,445
529,000	Turkey Government International Bond	7.000	3/11/2019	544,870
300,000	Turkey Government International Bond	7.500	11/7/2019	316,525
452,000	Turkey Government International Bond	5.625	3/30/2021	466,729
439,000	Turkey Government International Bond	3.250	3/23/2023	405,820
605,000	Turkey Government International Bond	6.000	1/14/2041	558,306
				13,480,782
	SUPERMARKETS & PHARMACIES - 0.6%
460,000	Ingles Markets, Inc.	5.750	6/15/2023	461,150

	UTILITIES - 1.9%
469,000	AmeriGas Finance Corp.	5.750	5/20/2027	453,758
467,000	Suburban Energy Finance Corp.	5.500	6/1/2024	451,822
600,000	Talen Energy Supply LLC	7.000	10/15/2027	448,500
				1,354,080
	WIRELINE TELECOMMUNICATIONS SERVICES - 0.7%
470,000	Level 3 Financing, Inc.	5.375	1/15/2024	466,475

	TOTAL BONDS & NOTES (Cost $27,174,995)			27,144,883

Shares
	COMMON STOCKS - 39.9%
	AUTOMOTIVE - 0.6%
581,642	Nemak SAB de CV			434,788

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018
Shares				Value
	BANKS - 1.3%
21,007	National Australia Bank Ltd.			$459,064
44,264	Nordea Bank AB			452,512
				911,576
	HOME & OFFICE PRODUCTS - 0.7%
38,996	Galliford Try PLC			493,069

	IRON & STEEL - 2.6%
172,033	Eregli Demir ve Celik Fabrikalari TAS			429,950
130,405	Fortescue Metals Group Ltd			448,869
18,330	Novolipetsk Steel PJSC - ADR			470,164
30,426	Severstal PJSC			488,888
				1,837,871
	MACHINERY - 0.5%
25,591	Turk Traktor ve Ziraat Makineleri AS			380,851

	METALS & MINING - 1.2%
286,206	Alrosa PJSC			407,251
25,499	MMC Norilsk Nickel PJSC- ADR			438,455
				845,706
	OIL, GAS & COAL - 1.8%
15,966	Bashneft PJSC			465,221
218,666	Indo Tambangraya Megah Tbk PT			371,713
43,494	Tatneft PJSC			463,459
				1,300,393
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 20.0%
26,906	Apple Hospitality REIT, Inc.			484,039
42,983	Artis Real Estate Investment Trust			448,959
229,836	Ascendas Real Estate Investment Trust			463,474
72,264	Ashford Hospitality Trust, Inc.			497,176
48,480	Braemar Hotels & Resorts, Inc.			504,192
198,490	BWP Trust			468,969
103,595	CBL & Associates Properties, Inc.			433,027
155,219	Charter Hall Retail REIT			462,810
24,206	Chatham Lodging Trust			461,124
17,386	Chesapeake Lodging Trust			513,582
65,368	DDR Corp.			473,918
10,968	Eurocommercial Properties NV - ADR			459,828
305,362	Fibra Uno Administracion SA de CV			503,513
55,727	Franklin Street Properties Corp.			433,556
192,543	Growthpoint Properties Ltd.			448,824
28,439	H&R Real Estate Investment Trust			457,438
19,660	Hospitality Properties Trust			489,141
51,490	Independence Realty Trust, Inc.			484,006
32,318	Kimco Realty Corp.			468,934
30,916	Kite Realty Group Trust			455,084
18,765	LaSalle Hotel Properties			554,881
497,760	Mapletree Logistics Trust			477,441
23,417	Mercialys SA			448,435
47,660	Pennsylvania Real Estate Investment Trust			461,349
38,330	Ramco-Gershenson Properties Trust			458,044
469,369	Redefine Properties Ltd.			450,429
24,323	RLJ Lodging Trust			505,189
30,845	Senior Housing Properties Trust			480,257
72,438	Washington Prime Group, Inc.			468,674
Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018
Shares				Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) (continued) - 20.0%
12,113	Wereldhave NV			$487,343
				14,203,636
	RETAIL - DISCRETIONARY - 0.6%
33,714	GameStop Corp.			460,196

	TELECOMMUNICATIONS - 4.5%
29,330	CenturyLink, Inc.			544,951
41,334	MegaFon PJSC - ADR			366,013
399,331	Rostelecom PJSC			416,479
31,284	SES SA			483,806
185,603	Spark New Zealand Ltd.			452,485
104,156	Telkom SA SOC Ltd.			474,068
188,379	Telstra Corp Ltd.			452,189
				3,189,991
	TELECOMMUNICATIONS - 0.8%
72,384	Seaspan Corp.			556,633

	UTILITIES - 5.3%
19,091	CEZ AS			489,388
1,796,228	China Power International Development Ltd.			482,915
81,612	Crius Energy Trust			481,924
127,618	EDP - Energias de Portugal SA			474,283
28,982	Engie SA			509,484
153,530,262	Federal Grid Co. Unified Energy System PJSC			427,857
20,307	Fortum OYJ			468,862
9,591,106	Unipro PJSC			422,781
				3,757,494

	TOTAL COMMON STOCKS (Cost $29,685,750)			28,372,204

	MASTER LIMITED PARTNERSHIPS - 20.6%
	IRON & STEEL - 0.6%
25,502	SunCoke Energy Partners LP			391,456

	OIL, GAS & COAL - 15.8%
18,249	Alliance Holdings GP LP			466,809
26,192	Alliance Resource Partners LP			462,289
45,880	American Midstream Partners LP			529,914
12,004	Buckeye Partners LP			498,766
17,268	Crestwood Equity Partners LP			472,280
35,577	CVR Refining LP			611,924
17,185	Delek Logistics Partners LP			521,565
35,196	Enable Midstream Partners LP			502,951
49,058	Enbridge Energy Partners LP			519,034
28,659	Energy Transfer Partners LP			516,435
35,075	EnLink Midstream Partners LP			512,095
24,472	Genesis Energy LP			512,688
34,221	Martin Midstream Partners LP			545,825
1	Natural Resource Partners LP			34
44,684	NGL Energy Partners LP			565,253
23,138	NuStar Energy LP			489,600
24,511	PBF Logistics LP			488,995
154,261	Seadrill Partners LLC			507,519
Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018
Shares				Value
	OIL, GAS & COAL (continued) - 15.8%
33,400	Summit Midstream Partners LP			$509,350
17,525	Sunoco LP			482,288
13,267	Tallgrass Energy Partners LP			546,733
27,023	USA Compression Partners LP			483,712
44,196	USD Partners LP			492,785
				11,238,844
	TRANSPORTATION & LOGISTICS - 2.1%
147,672	Capital Product Partners LP			478,457
26,717	Golar LNG Partners LP			535,943
23,035	KNOT Offshore Partners LP			488,342
				1,502,742
	UTILITIES - 2.1%
11,318	AmeriGas Partners LP			484,410
148,642	Ferrellgas Partners LP			545,516
20,508	Suburban Propane Partners LP			474,350
				1,504,276

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $14,312,798)			14,637,318

	TOTAL INVESTMENTS - 98.7% (Cost - $71,173,543)			$70,154,405
	OTHER ASSETS LESS LIABILITIES - 1.3%			953,631
	TOTAL NET ASSETS - 100.0%			$71,108,036

* Variable Rate Security
ADR - American Depositary Receipt
LLC - Limited Liability Corporation
LP - Limited Partnership
LTD - Limited Company
OYJ - Julkinen osakeyhtiö
PJSC - Public Joint-Stock Company
PLC - Public Limited Company
SA - Société Anonyme

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Bonds and Notes	$-	$27,144,883	$-	$27,144,883
Common Stocks	28,372,204	-	-	28,372,204
Master Limited Partnerships	14,637,318	-	-	14,637,318
Total	$43,009,522	$27,144,883	$-	$70,154,405

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 6/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 6/28/2018

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 6/28/2018

CERTIFICATIONS

I, Joseph Barrato, certify that:

1.       I have reviewed this report on Form N-Q of Arrow Dow Jones Global Yield ETF Fund, a Series of the Arrow ETF Trust;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)       designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)       designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)       evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)       disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)       all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)       any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:__ 6/28/2018 __________ _/s/_Joseph Barrato_________________________

Joseph Barrato

Principal Executive Officer/ President

I, Sam Singh, certify that:

1.       I have reviewed this report on Form N-Q of Arrow Dow Jones Global Yield ETF Fund, a Series of the Arrow ETF Trust;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)       designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)       designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)       evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)       disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)       all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)       any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:____ 6/28/2018 _ /s/Sam Singh

Sam Singh

Principal Financial Officer/Treasurer